Note 10 - Details of Selected Balance Sheet Accounts - Summary of Accounts Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Note 10 - Details of Selected Balance Sheet Accounts - Summary of Accounts Receivable (Details)
Accounts receivable, principally trade		$ 10,458	$ 29,548
Less: allowance for expected credit losses (a)	[1]	(2,413)	0
Accounts receivable, net		$ 8,045	$ 29,548

[1]	(a) Allowance for expected credit losses primarily relates to two customers with outstanding receivable balance determined to be uncollectible in the fourth quarter of 2020.